Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

March 28, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 317 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 318 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission (the “SEC”). Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective May 31, 2024. No fees are required in connection with this filing.

The Amendment is being filed solely for the purpose of registering Class R6 shares of Transamerica International Small Cap Value (the “Fund”). The disclosure relevant to the new share class is substantially similar to the disclosure contained in the combined Transamerica Funds prospectuses and statements of additional information reviewed by the Staff in certain post-effective amendments previously filed under Rule 485(a) of the Securities Act. More specifically, the disclosure is substantially similar to the Class R6 shares disclosure contained in the Post-Effective Amendment recently filed for certain new series of the Registrant under Rule 485(a)(1) on January 13, 2023 (SEC Accession No. 0001193125-23-008494).

The Registrant requests that the Staff use the selective review procedure set forth in SEC Releases 33-6510 and IC-13768 in processing the Amendment. In connection therewith, we hereby request selective review of only those portions of the Amendment relating to the addition of the Class R6 shares for the Fund, which sections include:

In the Prospectus:

•	The ‘Fees and Expenses’ section
•	The ‘Performance’ section
•	The ‘Purchase and Sale of Fund Shares’ section
•	The ‘How To Contact the Fund’ section
•	The ‘Distribution of Shares’ section

In the SAI:

•	The ‘Expense Limitation’ section
•	The ‘Transfer Agent’ section
•	The ‘Distributor and Distribution Plan’ section
•	The ‘Purchase, Redemption and Pricing of Shares’ section
•	The ‘Further Information About the Trust and the Fund’ section

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds

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